Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Summary of borrowings

	As at 31 December 2020	As at 31 December 2021
	RMB’000	RMB’000
Credit loans due within one year
- Short term bank loan	1,548,000	1,559,800

Credit loans due over one year but within three years
- Long-term borrowing from a related party (note 33(c))	—	700,000

	1,548,000	2,259,800

Summary of analysis of the repayment schedule of borrowings

	2020	2021
	RMB’000	RMB’000
Within 1 year or on demand	1,548,000	1,559,800

Over one year but within two years	—	—
Over two years but within three years	—	700,000

	1,548,000	2,259,800